Summary of Interest Expense - Bank Loans and Notes Payables (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,544	$ 6,228	$ 4,459
Finance charges for employee benefits	248	231	200
Derivative instruments (Interest)	1,097	1,174	1,946
Finance charges of leases	101	105	129
Finance operating charges	202	156	170
Interest Expense	$ 6,192	$ 7,894	$ 6,904